UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: March 31, 2012

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
136 Madison Avenue, 3rd Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         May 15, 2012

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total: $636299









A123 SYS INC	 		NOTE 3.750% 4/1   03739TAA6		   7729		      24226000	     PRN

BANK OF AMERICA CORPORATION	7.25%CNV PFD L 	  060505682		   7644			  7809	      SH

CEMEX SAB DE CV	 		NOTE 4.875% 3/1   151290AV5		  13999		      14811000	     PRN

COMPUCREDIT HLDGS CORP	 	NOTE 5.875%11/3   20478NAD2		   5525		      12450000	     PRN

COMPUCREDIT HLDGS CORP	 	COM 		  20478T107		   1676			288518	      SH

DEALERTRACK HLDGS INC	 	COM 		  242309102		   2649			 87531	      SH

DRYSHIPS INC.	 		NOTE 5.000%12/0   262498AB4		  22565		      26625000	     PRN

DYNEGY INC DEL	 		COM 		  26817G300		    420			750000	      SH

GENERAL MTRS CO	 		W EXP 07/10/201   37045V118		  26267		       1579487	      SH

GENERAL MTRS CO	 		W EXP 07/10/201   37045V126		  25509		       2277616	      SH

GLOBALSTAR INC	 		NOTE 5.750% 4/0   378973AA9		   6742		      12147000	     PRN

HARTFORD FINL SVCS GROUP INC	W EXP 06/26/201   416515120		  62303		       4677422	      SH

HOME INNS & HOTELS MGMT INC	NOTE 2.000%12/1   43713WAB3		   2597		       3400000	     PRN

HOVNANIAN ENTERPRISES INC	UNIT 99/99/9999   44248W208		   1340			100000	      SH

INCYTE CORP	 		NOTE 4.750%10/0   45337CAJ1		   7745		       3362000	     PRN

KKR FINANCIAL HLDGS LLC	 	NOTE 7.500% 1/1   48248AAD0		  38461		      27086000	     PRN

LIBERTY MEDIA CORP	 	DEB 4.000%11/1 	  530715AG6		  15973		      27900000	     PRN

LINCOLN NATL CORP IND	 	W EXP 07/10/201   534187117		  17545			961890	      SH

LLOYDS BANKING GROUP PLC	 SPONSORED ADR 	  539439109		   1033			487375	      SH

MGIC INVT CORP WIS	 	NOTE 5.000% 5/0   552848AD5		   1172		       1500000	     PRN

MANNKIND CORP	 		NOTE 5.750% 8/1   56400PAC6		  11685		      19000000	     PRN

MICROSOFT CORP	 		COM 		  594918104		   2416			 74900	      SH

MICROCHIP TECHNOLOGY INC	SDCV 2.125%12/1   595017AB0		  62015		      45000000	     PRN

OMNICARE INC	 		DBCV 3.250%12/1   681904AL2		  13371		      13848000	     PRN

OMNICARE INC	 		NOTE 3.750%12/1   681904AN8		  17069		      11750000	     PRN

PHH CORP	 		NOTE 6.000% 6/1   693320AQ6		  30424		      20650000	     PRN

PEABODY ENERGY CORP	 	COM 		  704549104		   4767			164600	      SH

PENDRELL CORP	 		COM 		  70686R104		   1161			444882	      SH

RAIT FINANCIAL TRUST	 	NOTE 7.000% 4/0   749227AA2		  14696		      16188000	     PRN

RADIAN GROUP INC	 	NOTE 3.000%11/1   750236AK7		  30898		      45500000	     PRN

ROYAL BK SCOTLAND GROUP PLC	SP ADR PREF S 	  780097739		    169			 10115	      SH

ROYAL BK SCOTLAND GROUP PLC	ADR PREF SER N 	  780097770		   4494			278096	      SH

SANOFI	 			RIGHT 12/31/2020  80105N113		   8917		       6604997	      SH

SAVIENT PHARMACEUTICALS INC	NOTE 4.750% 2/0   80517QAA8		   9986		      23411000	     PRN

SEALY CORP	 		SR SECD 3RD 8% 	  812139400		   8867			133592	      SH

SOLARFUN POWER HOLDINGS CO L	NOTE 3.500% 1/1   83415UAB4		   6393		       9500000	     PRN

STONE ENERGY CORP	 	COM 		  861642106		   2718			 95065	      SH

SUNPOWER CORP	 		DBCV 4.500% 3/1   867652AE9		   7303		       8157000	     PRN

SUNTRUST BKS INC	 	W EXP 11/14/201   867914111		    522			158300	      SH

TELEPHONE & DATA SYS INC	COM NEW 	  879433829		  11940			515783	      SH

UAL CORP	 		NOTE 6.000%10/1   902549AJ3		  62511		      24191000	     PRN

USEC INC	 		NOTE 3.000%10/0   90333EAC2		   8094		      16285000	     PRN

VERISIGN INC	 		COM 		  92343E102		   5851			152569	      SH

VERSO PAPER CORP	 	COM 		  92531L108		   1476			785000	      SH

VIVUS INC	 		COM 		  928551900		    983			275000	    CALL

WINTRUST FINANCIAL CORP	 	W EXP 12/19/201   97650W157		   2261			128805	      SH

XILINX INC	 		COM 		  983919101		  18692			512398	      SH

YAHOO INC	 		COM 		  984332106		   6100			400800	      SH

ZIONS BANCORPORATION	 	W EXP 05/22/202   989701115		  11625		       2348500	      SH





                                                                                   636299